Revolving Loans and Other Long-Term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Capital lease obligations	$ 2,202	$ 2,422	$ 2,760
Long term debt		5,700	8,900
Debt discount		(429)
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	250,152	242,735	200,816
Less: Current portion	(6,389)	(6,904)	(8,725)
Long-term debt	243,763	235,831	192,091
Long-term Debt and Capital Lease Obligations, Including Current Maturities	250,152	242,735	200,816
Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt	11,000
U.S. term loan
Debt Instrument [Line Items]
Long term debt	228,263	229,438	178,535
Debt discount	(387)	(429)
Foreign Debt
Debt Instrument [Line Items]
Long term debt	$ 9,074	$ 11,304	$ 19,521